U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINTON, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc. on behalf of its:
Seligman National Municipal Series
Seligman Colorado Municipal Series
Seligman Georgia Municipal Series
Seligman Louisiana Municipal Series
Seligman Maryland Municipal Series
Seligman Massachusetts Municipal Series
Seligman Michigan Municipal Series
Seligman Minnesota Municipal Series
Seligman Missouri Municipal Series
Seligman New York Municipal Series
Seligman Ohio Municipal Series
Seligman Oregon Municipal Series
Seligman South Carolina Municipal Series
(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY  10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864
                                                    Toll Free: 800-221-2450

Date of fiscal year end: September 30, 2004

Date of reporting period: July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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Seligman Municipal Fund Series, Inc.

Seligman National Municipal Series
Seligman Colorado Municipal Series
Seligman Georgia Municipal Series
Seligman Louisiana Municipal Series
Seligman Maryland Municipal Series
Seligman Massachusetts Municipal Series
Seligman Michigan Municipal Series
Seligman Minnesota Municipal Series
Seligman Missouri Municipal Series
Seligman New York Municipal Series
Seligman Ohio Municipal Series
Seligman Oregon Municipal Series
Seligman South Carolina Municipal Series

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                      SELIGMAN MUNICIPAL FUND SERIES, INC.
                       Seligman National Municipal Series
                       Seligman Colorado Municipal Series
                        Seligman Georgia Municipal Series
                       Seligman Louisiana Municipal Series
                       Seligman Maryland Municipal Series
                     Seligman Massachusetts Municipal Series
                       Seligman Michigan Municipal Series
                       Seligman Minnesota Municipal Series
                       Seligman Missouri Municipal Series
                       Seligman New York Municipal Series
                         Seligman Ohio Municipal Series
                        Seligman Oregon Municipal Series
                    Seligman South Carolina Municipal Series

Pursuant to this requirement of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized on the 17th day of August, 2005.

Signature                        Title
-----------------------------    -----------------------------------------------


/s/ Brian T. Zino                President, Director and Chief Executive Officer
-----------------------------    (Principal Executive Officer)
Brian T. Zino